Investment Objectives and Goals - LK Balanced Fund	Oct. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LK Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LK Balanced Fund (the “Fund”) seeks to achieve long-term capital appreciation and current income.